SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
Share options	$2,934	$1,240	$100
Restricted stock units	7,286	8,845	11,373

Total share-based compensation expense	$10,220	$10,085	$11,473

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2009	2010	2011
Risk-free interest rate	2.11 - 3.50%	1.84 - 3.03%	1.53 - 2.90%
Expected life (in years)	6.00 - 6.50	5.50 - 6.25	6.00
Expected volatility	33.14 - 46.93%	43.50 - 45.20%	42.2 - 42.8%
Expected dividends	—	—	—

Summary of Share Option Activity

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2011:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	11,292,648	$1.34	7.98 years	$10,042
Granted	232,000	2.08
Forfeited	(797,944)	2.05
Exercised	(3,751,360)	0.44

Outstanding at December 31, 2011	6,975,344	$1.76	7.11 years	$1,868

Vested or expected to vest at December 31, 2011	6,858,174	$1.76	7.09 years	$1,859

Exercisable at December 31, 2011	4,379,864	$0.37	6.11 years	$1,606

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2011 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2011	16,013,144	$1.47
Granted	7,602,568	1.92
Forfeited	(985,184)	1.55
Vested	(5,765,912)	1.70

Nonvested restricted stock units at December 31, 2011	16,864,616	$1.58